Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 543,966	$ 452,826	$ 357,523
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	7,620	6,890	8,885
Amortization of premium and accretion of discount on marketable securities, net	28,092	14,428	8,414
Net gain (impairment net of gains) on sale of marketable securities previously impaired	(2,017)	785	1,277
Realized gain on sale of marketable securities, net	(672)	(974)	1,896
Amortization of intangible assets	43,925	51,876	50,653
Stock-based compensation	39,835	35,180	30,907
Deferred income taxes, net	(11,552)	(11,674)	(11,386)
Decrease (increase) in trade receivables, net of allowances for doubtful accounts and sales reserves	(73,674)	536	(11,256)
Decrease (increase) in prepaid expenses and other current assets and other assets	(4,917)	(5,742)	1,285
Increase (decrease) in trade payables	(5,999)	789	(2,405)
Increase in employees and payroll accruals	8,988	13,647	20,163
Increase in accrued expenses and other liabilities	90,384	97,178	63,026
Increase in deferred revenues	87,487	37,649	46,006
Excess tax benefit from stock-based compensation	(7,956)	(4,763)	(7,502)
Increase (decrease) in accrued severance pay, net	(546)	(55)	(379)
Net cash provided by operating activities	742,964	688,576	557,107
Cash flows from investing activities:
Cash paid in conjunction with acquisitions, net of acquired cash	(15,060)	(13,957)	(58,787)
Proceeds from maturity of marketable securities	820,365	605,725	427,660
Proceeds from sale of marketable securities	23,655	44,096	27,006
Investment in marketable securities	(1,173,398)	(1,090,416)	(1,002,305)
Investment in short-term deposits	(222,455)		26,302
Purchase of property and equipment	(7,195)	(4,910)	(4,283)
Net cash used in investing activities	(574,088)	(459,462)	(584,407)
Cash flows from financing activities:
Proceeds from issuance of shares under stock purchase plan and upon exercise of options	71,493	103,815	92,978
Acquisition of non-controlling interest in Sofaware	(6,556)
Purchase of treasury shares at cost	(300,000)	(200,000)	(202,285)
Excess tax benefit from stock-based compensation	7,956	4,763	7,502
Net cash used in financing activities	(227,107)	(91,422)	(101,805)
Increase (decrease) in cash and cash equivalents	(58,231)	137,692	(129,105)
Cash and cash equivalents at the beginning of the year	551,777	414,085	543,190
Cash and cash equivalents at the end of the year	493,546	551,777	414,085
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	63,593	59,945	55,440
Supplemental disclosures of non cash financing and investing activities
Net change in unrealized gain (loss) on marketable securities	$ (3,741)	$ 3,899	$ 22,521